6. STOCK COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Compensation Details
Employee stock based compensation-option grants	$ 238,500	$ 89,963
Employee stock based compensation-stock grants	13,500	28,500
Non-Employee stock based compensation-option grants	297,011	252,378
Non-Employee stock based compensation-stock grants	881,547	65,454
Non-Employee stock based compensation-stock warrant	50,684	38,264
Total stock-based compensation expense	$ 1,481,242	$ 474,559